Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2020
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	AS OF DECEMBER 31, 2019	AS OF SEPTEMBER 30, 2020
Research and development	$3,403	$3,264
Employee compensation costs	2,020	2,026
Consulting and professional services	2,252	759
Legal expenses	651	323
Deferred rent	72	13
Other	97	21
Total	$8,495	$6,406